Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Decrease (increase) in other assets	(26,860)	9,886	18,059	6,161	5,886
Net cash provided by (used in) operating activities	166,927	172,330	224,779	200,492	163,472
Purchases of other investments available-for-sale			(1,000)	0	(150)
Redemption of equity securities available-for-sale			44	0	0
Net cash provided by (used in) investing activities	(1,126,846)	(395,900)	(841,408)	(1,243,773)	(668,826)
Purchase of treasury stock	(1,376)	(806)	(902)	(32,489)	(24,458)
Payments of Dividends	(16,789)	0	(5,595)	0	0
Net cash (used in) provided by financing activities	973,095	253,834	681,643	1,057,196	507,972
Net increase (decrease) in cash and due from bank	13,176	30,264	65,014	13,915	2,618
Cash and cash equivalents at beginning of period	155,153	90,139	90,139	76,224	73,606
Cash and cash equivalents at end of period	168,329	120,403	155,153	90,139	76,224
Parent Company [Member]
Net income			88,767	78,886	62,019
Equity in undistributed earnings (losses) of subsidiary			46,058	(48,641)	(51,904)
Loss on securities transactions			41	(92)	(43)
Decrease (increase) in other assets			(670)	143	96
(Decrease) increase in other liabilities			1,820	(71)	25
Net cash provided by (used in) operating activities			136,016	30,225	10,193
Net outlay for business acquisition			(135,000)	0	0
Purchases of other investments available-for-sale			(1,000)	0	(150)
Redemption of equity securities available-for-sale			85	176	0
Principle collected on ESOP loan			1,064	1,032	1,001
Net cash provided by (used in) investing activities			(134,851)	1,208	851
Proceeds from sale of treasury stock to subsidiary			2,726	4,855	4,688
Purchase of treasury stock			(902)	(32,489)	(24,461)
Payments of Dividends			(5,595)
Net cash (used in) provided by financing activities			(3,771)	(27,634)	(19,773)
Net increase (decrease) in cash and due from bank			(2,606)	3,799	(8,729)
Cash and cash equivalents at beginning of period		9,710	9,710	5,911	14,640
Cash and cash equivalents at end of period			$ 7,104	$ 9,710	$ 5,911